Financial Instruments Recognized in the Consolidated Statements of Financial Position and Related Effect on the Consolidated Statements of (Loss) - Schedule of Financial Instruments Recognized in the Consolidated Statements of Financial Position and Related Effect on the Consolidated Statements of (Loss) (Detail) - EUR (€)
€ in Thousands
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Detailed Information About Financial Instruments [line items]
Financial assets, fair value	€ 129,715	€ 142,534	€ 260,985
Financial liabilities	47,656	45,711	43,798
Long-term conditional advances [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities	1,278	1,825	4,049
Other long term liabilities [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities	4,105	8,869	10,746
Short term conditional advances [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities	1,201	2,325	578
Short term financial rent debt [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities			12
Other short term liabilities [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities	12,506	15,751	14,692
Account payable and other liabilities [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities	28,567	16,941	13,720
Carrying amount [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities	47,656	45,711	43,798
Carrying amount [member] | Long-term conditional advances [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities	1,278	1,825	4,049
Carrying amount [member] | Other long term liabilities [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities	4,105	8,869	10,746
Carrying amount [member] | Short term conditional advances [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities	1,201	2,325	578
Carrying amount [member] | Short term financial rent debt [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities			12
Carrying amount [member] | Other short term liabilities [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities	12,506	15,751	14,692
Carrying amount [member] | Account payable and other liabilities [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities	28,567	16,941	13,720
Financial liabilities at amortised cost, category [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities		45,711	43,798
Financial liabilities at amortised cost, category [member] | Long-term conditional advances [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities		1,825	4,049
Financial liabilities at amortised cost, category [member] | Other long term liabilities [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities		8,869	10,746
Financial liabilities at amortised cost, category [member] | Short term conditional advances [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities		2,325	578
Financial liabilities at amortised cost, category [member] | Short term financial rent debt [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities			12
Financial liabilities at amortised cost, category [member] | Other short term liabilities [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities		15,751	14,692
Financial liabilities at amortised cost, category [member] | Account payable and other liabilities [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities		16,941	13,720
Non-derivative Financial Liabilities [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities	47,656
Non-derivative Financial Liabilities [member] | Long-term conditional advances [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities	1,278
Non-derivative Financial Liabilities [member] | Other long term liabilities [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities	4,105
Non-derivative Financial Liabilities [member] | Short term conditional advances [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities	1,201
Non-derivative Financial Liabilities [member] | Other short term liabilities [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities	12,506
Non-derivative Financial Liabilities [member] | Account payable and other liabilities [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities	28,567
Long-term financial assets [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial assets, fair value	6,033	3,012	2,745
Customer accounts receivables and related receivables [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial assets, fair value		1,265	1,250
Other current financial assets [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial assets, fair value	912	378	516
Cash and cash equivalent [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial assets, fair value	122,770	137,880	256,473
Carrying amount [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial assets	129,715	142,534	260,985
Carrying amount [member] | Long-term financial assets [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial assets	6,033	3,012	2,745
Carrying amount [member] | Customer accounts receivables and related receivables [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial assets		1,265	1,250
Carrying amount [member] | Other current financial assets [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial assets	912	378	516
Carrying amount [member] | Cash and cash equivalent [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial assets	122,770	137,880	256,473
Fair value through Consolidated Statements of (Loss) [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial assets	432	139,213	257,783
Fair value through Consolidated Statements of (Loss) [member] | Long-term financial assets [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial assets	432	1,333	1,310
Fair value through Consolidated Statements of (Loss) [member] | Cash and cash equivalent [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial assets		137,880	256,473
Loans and receivables, category [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial assets		3,321	3,202
Loans and receivables, category [member] | Long-term financial assets [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial assets		1,679	1,435
Loans and receivables, category [member] | Customer accounts receivables and related receivables [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial assets		1,265	1,250
Loans and receivables, category [member] | Other current financial assets [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial assets		€ 378	€ 516
Financial assets at amortised cost, class [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial assets	129,283
Financial assets at amortised cost, class [member] | Long-term financial assets [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial assets	5,601
Financial assets at amortised cost, class [member] | Other current financial assets [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial assets	912
Financial assets at amortised cost, class [member] | Cash and cash equivalent [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial assets	€ 122,770